Schedule of other financial liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Other Financial Liabilities
Due to employees		₨ 67,082	₨ 93,924
Others		720
Total	$ 723	₨ 67,802	₨ 93,924